COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

Note 15 — COMMITMENTS AND CONTINGENCIES

Commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the office as of June 30, 2024 are payable as follows:

Contractual Obligations as of June 30, 2024	Lease Commitment
Within one year	$61,652
Within two to three years	$58,754
Total	$120,406

Contingencies

The Company may be involved in various legal proceedings, claims, and other disputes arising from the commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company was not aware of any litigation, lawsuits, or claims as of June 30, 2024.

Golden Star Acquisition Corporation [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

In February 2022, the Russian Federation and Belarus commenced a military action with the Republic of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. In October 2023, the military conflict between Israel and militant groups led by Hamas has also caused uncertainty in the global markets. As of the date of the unaudited financial statements, the full impact of the war between Russia and Ukraine, the war between Israel and Hamas, and related global economic disruptions on our financial condition and results of operations as well as the consummation of our business combination remains uncertain. The management will continuously evaluate the effect to the Company.

Registration Rights

The holders of the founder shares and private placement units will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company engaged Ladenburg Thalmann & Co. Inc. as its underwriter. The Company granted the underwriter a 45-day option to purchase up to 900,000 additional Units to cover over-allotments at $10.00 per Unit, less the underwriting discounts and commissions. On May 4, 2023, the underwriters exercised the over-allotment in full.

On May 4, 2023, the Company paid a cash underwriting commission of 2.0% of the gross proceeds of the IPO, or $1,380,000.

The underwriters are entitled to a deferred underwriting commission of 2.5% of the gross proceeds of the IPO, or $1,725,000, which will be paid from the funds held in the Trust Account upon completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Professional Fee

The Company agreed to pay its former legal counsel a total of $400,000 for the professional services in connection with the Company’s business combination. The retainer of $100,000 was paid in June 2023, and the service fee of $150,000 due upon execution of the Merger Agreement and filing of the registration statement was paid in November 2023. In connection with the termination of engagement with the former legal counsel in February 2024, service fee of $50,000 was paid by the Sponsor in March 2024, with the remaining $100,000 payable under accrued liabilities as of September 30, 2024.

The Company engaged with current legal counsel on February 5, 2024 for the professional services in connection with the Company’s regular filing and business combination. Total fees for the engagement are in the amount of $180,000, with a retainer of $80,000 payable within 7 days after the execution, and $100,000 payable within 7 days after the completion of the Business Combination. As a result of the delay in the completion of the Business Combination Transaction, the Company agreed to pay the legal counsel with an additional base fee of $120,000. As of September 30, 2024, the Company has $140,000 payable recorded under accrued liabilities.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the Republic of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Recently in October 2023, the military conflict between Israel and militant groups led by Hamas has also caused uncertainty in the global markets. As of the date of the financial statements, the full impact of the war between Russia and Ukraine, the war between Israel and Hamas, and related global economic disruptions on our financial condition and results of operations as well as the consummation of our business combination remains uncertain. The management will continuously evaluate the effect to the Company.

Registration Rights

The holders of the founder shares and private placement units will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company engaged Ladenburg Thalmann & Co. Inc. as its underwriter. The Company granted the underwriter a 45-day option to purchase up to 900,000 additional Units to cover over-allotments at $10.00 per Unit, less the underwriting discounts and commissions. On May 4, 2023, the underwriters exercised the over-allotment in full.

On May 4, 2023, the Company paid a cash underwriting commission of 2.0% of the gross proceeds of the IPO, or $1,380,000.

The underwriters are entitled to a deferred underwriting commission of 2.5% of the gross proceeds of the IPO, or $1,725,000, which will be paid from the funds held in the Trust Account upon completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Professional Fee

The Company agrees to pay its legal counsel a total of $400,000 for the professional services in connection with the Company’s business combination. The retainer of $100,000 was paid in June 2023, and the service fee of $150,000 due upon execution of the Merger Agreement and filing of the registration statement was paid in November, 2023. The remaining $150,000 shall be payable at the closing of the business combination.